Document and Entity Information	Feb. 03, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001792580
Document Type	8-K/A
Document Period End Date	Feb. 03, 2026
Entity Registrant Name	Ovintiv Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39191
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On February 3, 2026, Ovintiv Inc. (“Ovintiv”) filed with the U.S. Securities and Exchange Commission (“SEC”) a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other events, that Ovintiv and its wholly-owned subsidiary, Ovintiv Canada ULC (collectively, the “Company”), completed the acquisition of all of the common shares of NuVista Energy Ltd. (“NuVista”). This Current Report on Form 8-K/A amends the Original Form 8-K to disclose the financial statements and other information set forth in Item 9.01(a) and Item 9.01(b) of Form 8-K. No other changes to the Original Form 8-K are being made hereby. Subsequent to this Current Report on Form 8-K/A, Ovintiv will file a Current Report on Form 8-K disclosing pro forma financial information related to the divestiture of its Anadarko assets (the “Anadarko Divestiture”) and the acquisition of NuVista (the “NuVista Acquisition”). The unaudited pro forma condensed combined balance sheet as of December 31, 2025 contained therein, will give effect to the Anadarko Divestiture and the NuVista Acquisition as if such transactions had been completed on December 31, 2025. The unaudited pro forma condensed combined statement of earnings for the year ended December 31, 2025 contained therein, will give effect to the Anadarko Divestiture and the NuVista Acquisition as if such transactions had been completed on January 1, 2025.